Offsets	Dec. 11, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	PETROBRAS - PETROLEO BRASILEIRO SA
Form or Filing Type	F-3
File Number	333-261817
Initial Filing Date	Dec. 21, 2021
Fee Offset Claimed	$ 479,478.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 760,820.00
Termination / Withdrawal Statement	The registrants previously registered an indeterminate amount of securities having an aggregate offering price of up to US$10,000,000,000 pursuant to a Registration Statement on Form F-3 Nos. 333-229096 and 333-229096-01, filed on December 28, 2018 (the "2018 Registration Statement"), and paid a total registration fee of U.S.$1,212,000. On December 21, 2021, the registrants registered an indeterminate amount of securities for offer and sale from time to time at indeterminate offering prices pursuant to a Registration Statement on Form F-3ASR Nos. 333-261817 and 333-261817-01 (the "Automatic Shelf Registration Statement," together with the 2018 Registration Statement, the "Prior Registration Statements"). Pursuant to Rule 457(p), U.S.$760,820 of the registration fees paid in connection with unsold securities registered under the Prior Registration Statements (the offering of which unsold securities has been terminated) can be applied to registration fees under subsequent registration statements. Pursuant to Rule 457(p), U.S.$479,478 of the registration fees paid in connection with the Prior Registration Statements remain available for future fee offsets.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Petrobras Global Finance B.V.
Form or Filing Type	F-3
File Number	333-229096
Filing Date	Dec. 28, 2018
Fee Paid with Fee Offset Source	$ 479,478.00